Inventories - Summary of Inventories (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Classes of current inventories [abstract]
Finished goods	$ 20,951	$ 30,951
Inventory write down	$ (20,951)	(10,000)
Inventory		$ 20,951